Leases - Maturity of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Operating Lease Payments Due	$ 17,541	$ 16,306
1 year or less
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Operating Lease Payments Due	4,035	3,859
2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Operating Lease Payments Due	3,776	3,691
2 to 5 years.
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Operating Lease Payments Due	5,376	5,113
Over 5 years.
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Operating Lease Payments Due	$ 4,354	$ 3,643